Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity
16.	SHAREHOLDERS’ EQUITY

16.1 Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As at December 31, 2016 the number of shares of common stock issued was 911,030,420 shares (910,967,920 at December 31, 2015).

As of December 31, 2016 the number of shares of common stock outstanding was 883,410,506 (878,537,339 at December 31, 2015).

16.2 Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

On January 22, 2007, an option agreement was concluded between the Company and Stichting Continuïteit ST. This option agreement provides for the issuance of 540,000,000 preference shares. The Foundation can acquire preference shares upon payment of at least 25% of the par value of the preference shares to be issued in the event of actions which the board of the Foundation determines would be contrary to our interests, our shareholders and our other stakeholders and which in the event of a creeping acquisition or offer for our common shares are not supported by our Managing Board and Supervisory Board. The preference shares may remain outstanding for no longer than two years.

In October 2016, the Company extended for another 10-year period the existing option agreement with Stichting Continuiteït ST.

There were no preference shares issued as of December 31, 2016 and December 31, 2015 respectively.

16.3 Treasury stock

Following the authorization by the Supervisory Board, announced on April 2, 2008, to repurchase up to 30 million shares of its common stock, the Company acquired 29,520,220 shares in 2008, also reflected at cost, as a reduction of the parent company stockholders’ equity. Additionally, pursuant to a resolution passed at the shareholders’ meeting held on June 13, 2014, the Company repurchased 20,000,000 shares in 2014 under the buy-back program.

As of December 31, 2016, the Company owned a number of treasury shares equivalent to 27,619,914 compared to 32,430,581 as of December 31, 2015.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of unvested shares. As of December 31, 2016, 35,300,306 of these treasury shares were transferred to employees under the Company’s share based remuneration programs, of which 4,810,667 in the year ended December 31, 2016.

16.4 Unvested share awards for the Supervisory Board

On an annual basis and until the year 2012, the Compensation Committee (on behalf of the Supervisory Board and with its approval) used to grant stock-based awards (the options to acquire common shares in the share capital of the Company) to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”). The awards were granted at the nominal value of the share of €1.04 (exercise price of the option). The options granted under the Supervisory Board Plan vest and become exercisable immediately, while the shares resulting from these awards vest and therefore become available for trade evenly over three years (one third every year), with no market, performance or service conditions.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2005	66,000	(15,000)
2006	66,000	(15,000)
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013	No options granted
2014	No options granted
2015	No options granted
2016	No options granted

A summary of the options’ activity by plan for the years ended December 31, 2016 and December 31, 2015 is presented below:

Year of grant	Outstanding as of 31.12.2014	Exercised	Expired / Cancelled	Outstanding as of 31.12.2015	Exercised	Expired / Cancelled	Outstanding as of 31.12.2016	Shares corresponding to exercised option not yet available for trade as of 31.12.2016
2005	22,115	(22,115)	—	—	—	—	—	—
2006	21,000	(18,000)	—	3,000	(3,000)	—	—	—
2007	46,500	(27,000)	—	19,500	(12,000)	—	7,500	—
2008	60,000	(21,000)	—	39,000	(15,000)	—	24,000	—
2009	75,000	(30,000)	—	45,000	(10,000)	—	35,000	—
2010	75,000	(30,000)	—	45,000	—	—	45,000	—
2011	97,500	(15,000)	—	82,500	(15,000)	—	67,500	—
2012	102,500	(7,500)	—	95,000	(7,500)	—	87,500	—

The total intrinsic value of options exercised during the year 2016 amounted to less than $1 million compared to $1 million for the year 2015. The total intrinsic value of options outstanding as of December 31, 2016 amounted to $3 million.

At the Company’s Annual General Meeting of Shareholders held on 21 June 2013, it was resolved to abolish and terminate the stock-based compensation for the Supervisory Board members and professionals.

16.5 Unvested share awards for the employees

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the senior executives along with selected employees (the “Employee Plan”). The awards are granted for services under the Employee Plan. There are two types of unvested shares: (1) shares granted to employees, which are subject only to service conditions and vest over the requisite service period, and (2) shares granted to senior executives, whose vesting is subject to performance conditions. For the plans 2013, 2014 and 2015, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for two third of the total number of awards granted and of one internal target (cash flow compared to budget for the plans 2013 and 2014 and return on net assets compared to budget for the plan 2015), weighting for one third of the total number of awards granted. For the plan 2016, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for 80% of the total number of awards granted and of two internal targets (days of sales outstanding compared to the budget and return on net assets compared to budget), weighting for 20% of the total number of awards granted. All the awards vest over a three year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant). In addition, in 2013, 2014 and 2015 there was a Special Bonus granted to the Company’s CEO.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 22, 2013	2013 CEO Special Bonus	63,848	—	—
July 22, 2014	2014 CEO Special Bonus	34,483	—	—
July 22, 2014	2014 Employee Plan	6,458,435	—	(1,939,222)
December 18, 2014	2014 Employee Plan	500,775	—	(31,332)
March 24, 2015	2015 CEO Special Bonus	53,369	—	—
July 27, 2015	2015 Employee Plan	6,591,200	—	(1,961,886)
December 15, 2015	2015 Employee Plan	370,920	—	(29,078)
July 26, 2016	2016 Employee Plan	6,621,100	—	(*)
December 19, 2016	2016 Employee Plan	376,800	—	(*)

(*)	As at December 31, 2016, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the unvested share activity by plan for the year ended December 31, 2016 is presented below:

Unvested Shares	Unvested as at December 31, 2015	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2016
2013 CEO Special Bonus	28,378	—	—	—	(21,283)	7,095
2013 Employee Plan	1,462,359	—	(9,767)	—	(1,452,592)	—
2014 CEO Special Bonus	22,989	—	—	—	(11,494)	11,495
2014 Employee Plan	3,246,106	—	(35,574)	—	(1,599,079)	1,611,453
2015 CEO Special Bonus	—	53,369	—	—	(17,790)	35,579
2015 Employee Plan	6,931,175	—	(63,228)	(1,990,964)	(1,706,244)	3,170,739
2016 Employee Plan	—	6,997,900	(21,295)	—	(2,185)	6,974,420

Total	11,691,007	7,051,269	(129,864)	(1,990,964)	(4,810,667)	11,810,781

The grant date fair value of unvested shares granted to the CEO under the 2013 CEO Special Bonus Plan was $9.35. On the 2013 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2013 Employee Plan was $9.55. On April 28, 2014, the Compensation Committee approved the statement that one performance condition was fully met. Consequently, the compensation expense recorded on the 2013 Employee Plan reflects the statement that one third of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to the CEO under the 2014 CEO Special Bonus Plan was $9.35. On the 2014 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2014 Employee Plan was $9.23. On March 24, 2015, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, one performance condition was fully met. Consequently, the compensation expense recorded on the 2014 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions – one third of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to employees under the 2015 Employee Plan was $7.62. On April 26, 2016, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, one performance condition was fully met. Consequently, the compensation expense recorded on the 2015 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions – one third of the awards granted will fully vest, as far as the service condition is met.

The grant date weighted average fair value of unvested shares granted to employees under the 2016 Employee Plan was $6.37. Moreover, for the portion of the shares subject to performance conditions (3,074,320 shares) the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2016, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that 45% of the awards subject to performance conditions are expected to vest. Consequently, the compensation expense recorded for the 2016 Employee Plan reflects the vesting of 45% of the awards granted with performance conditions, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2017.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2016, December 31, 2015 and December 31, 2014:

	December 31,	December 31,	December 31,
	2016	2015	2014
Cost of sales	7	7	6
Selling, general and administrative	17	17	16
Research and development	14	14	14

Total pre-payroll tax and social contribution compensation	38	38	36

The fair value of the shares vested in 2016 was $42 million compared to $35 million for 2015.

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $2 million at each of December 31, 2016, 2015 and 2014. As of December 31, 2016 there was $35 million of total unrecognized compensation cost related to the grant of unvested shares, which is expected to be recognized over a weighted average period of approximately 9 months.

The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $2 million, $2 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

16.6 Accumulated other comprehensive income (loss) attributable to parent company stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2016, 2015 and 2014:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available-For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2013	38	1	(100)	1,085	1,024

Cumulative tax impact	(5)	—	23	—	18

December 31, 2013, net of tax	33	1	(77)	1,085	1,042

OCI before reclassifications	(116)	1	(76)	(272)	(463)
Amounts reclassified from AOCI	2	—	6	—	8
OCI for the year ended December 31, 2014	(114)	1	(70)	(272)	(455)
Cumulative tax impact	5	—	21	—	26
OCI for the year ended December 31, 2014, net of tax	(109)	1	(49)	(272)	(429)

December 31, 2014	(76)	2	(170)	813	569

Cumulative tax impact	—	—	44	—	44

December 31, 2014, net of tax	(76)	2	(126)	813	613

OCI before reclassifications	(117)	—	(2)	(202)	(321)
Amounts reclassified from AOCI	170	—	12	(10)	172
OCI for the year ended December 31, 2015	53	—	10	(212)	(149)
Cumulative tax impact	—	—	(4)	—	(4)
OCI for the year ended December 31, 2015, net of tax	53	—	6	(212)	(153)

December 31, 2015	(23)	2	(160)	601	420

Cumulative tax impact	—	—	40	—	40

December 31, 2015, net of tax	(23)	2	(120)	601	460

OCI before reclassifications	(33)	—	(25)	(57)	(115)
Amounts reclassified from AOCI	9	—	15	—	24
OCI for the year ended December 31, 2016	(24)	—	(10)	(57)	(91)
Cumulative tax impact	—	—	2	—	2
OCI for the year ended December 31, 2016, net of tax	(24)	—	(8)	(57)	(89)

December 31, 2016	(47)	2	(170)	544	329

Cumulative tax impact	—	—	42	—	42

December 31, 2016, net of tax	(47)	2	(128)	544	371

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2016, 2015 and 2014 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2016	Amounts reclassified from AOCI in the year ended December 31, 2015	Amounts reclassified from AOCI in the year ended December 31, 2014	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	(7)	(105)	(1)	Cost of sales
Foreign exchange derivative contracts	—	(14)	(1)	Selling, general and administrative
Foreign exchange derivative contracts	(2)	(51)	—	Research and development
	—	—	—	Income tax benefit (expense)

	(9)	(170)	(2)	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(1)	—	—	Cost of sales
Amortization of actuarial gains (losses)	(8)	(5)	(1)	Selling, general and administrative
Amortization of actuarial gains (losses)	(6)	(6)	(4)	Research and development
Amortization of prior service cost	—	(1)	(1)	Research and development
	4	4	1	Income tax benefit (expense)

	(11)	(8)	(5)	Net of tax

Foreign currency translation adjustment
Realized gain on disposal of investments	—	10	—	Income (loss) on equity-method investments
	—	—	—	Income tax benefit (expense)

	—	10	—	Net of tax

Total reclassifications for the year	(20)	(168)	(7)

Attributable to noncontrolling interest	—	—	—

Attributable to the Company’s stockholders	(20)	(168)	(7)

16.7 Dividends

The Annual General Meeting of Shareholders held on May 25, 2016, authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2016 and first quarter of 2017. $53 million corresponding to the first installment, $53 million corresponding to the second installment and $47 million corresponding to the third installment were paid during 2016. The amount of $59 million presented in the line “Dividends payable to stockholders” in the consolidated balance sheet as of December 31, 2016 is composed of the fourth installment of $53 million and the remaining portion of the third installment of $6 million, both to be paid in the first half of 2017.

The Annual General Meeting of Shareholders held on May 27, 2015 authorized the distribution of a cash dividend of US$0.40 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of US$0.10 in each of the second, third and fourth quarters of 2015 and first quarter of 2016. $88 million corresponding to the first installment, $88 million corresponding to the second installment and $78 million corresponding to the third installment were paid during 2015. The remaining portion of $9 million related to the third installment and the fourth installment of $88 million were paid in the first half of 2016.

The Supervisory Board held on December 4, 2014 authorized the distribution of a semi-annual cash dividend per common share of $0.10 in the fourth quarter of 2014 and $0.10 in the first quarter of 2015, to be paid in December 2014 and March 2015, respectively. The first payment, totaling $87 million, was executed in December 2014 and January 2015. The second payment, totalling $87 million, was executed in March and April 2015.

The Annual General Meeting of Shareholders held on June 13, 2014 authorized the distribution of a semi-annual cash dividend per common share of $0.10 in the second quarter of 2014 and $0.10 in the third quarter of 2014, to be paid in June 2014 and September 2014, respectively. $89 million corresponding to the first distribution and $85 million as part of the second distribution were paid during the first nine months of 2014. The remaining second portion of dividends to be paid of $4 million was paid during the fourth quarter of 2014.

The Extraordinary General Meeting of Shareholders held on December 2, 2013 authorized the distribution of a semi-annual cash dividend per common share of $0.10 in the fourth quarter of 2013 and $0.10 in the first quarter of 2014, to be paid in December 2013 and March 2014, respectively. The first payment, totaling $89 million, was executed in December 2013. The remaining $0.10 per share cash dividend totaling $89 million was paid during the first half of 2014.